Shareholder Report, Holdings (Details) - C000241224	Apr. 30, 2025
FR_B10RZP905
Holdings [Line Items]
Percent of Net Asset Value	1.80%
FR_B63H84900
Holdings [Line Items]
Percent of Net Asset Value	1.80%
FR_BYMXPS901
Holdings [Line Items]
Percent of Net Asset Value	1.70%
FR_046353108
Holdings [Line Items]
Percent of Net Asset Value	1.70%
FR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	1.60%
FR_484628904
Holdings [Line Items]
Percent of Net Asset Value	1.60%
FR_708842901
Holdings [Line Items]
Percent of Net Asset Value	1.40%
FR_584235907
Holdings [Line Items]
Percent of Net Asset Value	1.40%
FR_711038901
Holdings [Line Items]
Percent of Net Asset Value	1.30%
FR_045449907
Holdings [Line Items]
Percent of Net Asset Value	1.30%
SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Financials
Holdings [Line Items]
Percent of Net Asset Value	23.40%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Materials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Energy
Holdings [Line Items]
Percent of Net Asset Value	4.10%